CONCENTRATIONS OF CREDIT RISK (Details) - Total investments - Geographic - USD ($) $ in Billions	Dec. 31, 2016	Dec. 31, 2015
U.S.
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	$ 228.5	$ 223.0
MEXICO
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	27.6	17.7
JAPAN
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	27.3	18.8
State and Municipalities
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	$ 30.7	$ 29.3